LONG-TERM DEBT - Schedule of long-term debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 17, 2020 USD ($)	May 26, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jul. 22, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2,456,116				$ 1,604,494
Current portion of long-term debt	203,805				449,509
Credit facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	0				35,000
Bankers’ acceptances
Disclosure of detailed information about borrowings [line items]
Long-term debt	0				35,000
Debentures
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,456,116				1,569,494
2020 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 450,000
Interest rate	2.645%	2.645%
Long-term debt	$ 0				449,509
2021 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 200,000
Interest rate	2.775%	2.775%
Long-term debt	$ 203,805				199,512
2023 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 325,000
Interest rate	3.52%	3.52%
Long-term debt	$ 323,944				323,616
2024 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 350,000					$ 350,000
Interest rate	3.215%	3.215%
Long-term debt	$ 348,454				348,101
2025 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 450,000			$ 450,000
Interest rate	3.759%	3.759%
Long-term debt	$ 447,829				0
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount	$ 250,000
Interest rate	3.904%	3.904%
Long-term debt	$ 248,891				248,756
2030 Notes
Disclosure of detailed information about borrowings [line items]
Debenture principal amount		$ 700	$ 700
Interest rate	3.20%	3.20%
Long-term debt	$ 883,193				$ 0